Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)
Cost
Cost, Beginning Balance	₪ 2,752		₪ 2,100
Additions during the year	123		652
Deductions during the year	(6)
Cost, Ending Balance	2,869		2,752
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	1,208		756
Additions during the year:	376		452
Deductions during the year	(3)
Accumulated Depreciation, Ending Balance	1,581		1,208
Depreciated cost	1,288		1,544
Depreciated cost (convenience translation into U.S. dollars (Note 2d)) (in Dollars) | $		$ 373
Laboratory Equipment [Member]
Cost
Cost, Beginning Balance	1,777		1,250
Additions during the year	108		527
Deductions during the year
Cost, Ending Balance	1,885		1,777
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	536		302
Additions during the year:	280		234
Deductions during the year
Accumulated Depreciation, Ending Balance	816		536
Depreciated cost	1,069		1,241
Depreciated cost (convenience translation into U.S. dollars (Note 2d)) (in Dollars) | $		309
Leasehold improvements [member]
Cost
Cost, Beginning Balance	396		384
Additions during the year			12
Deductions during the year
Cost, Ending Balance	396		396
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	366		241
Additions during the year:	15		125
Deductions during the year
Accumulated Depreciation, Ending Balance	381		366
Depreciated cost	15		30
Depreciated cost (convenience translation into U.S. dollars (Note 2d)) (in Dollars) | $		4
Office furniture and equipment [Member]
Cost
Cost, Beginning Balance	220		171
Additions during the year			49
Deductions during the year	(1)
Cost, Ending Balance	219		220
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	45		31
Additions during the year:	20		14
Deductions during the year
Accumulated Depreciation, Ending Balance	65		45
Depreciated cost	154		175
Depreciated cost (convenience translation into U.S. dollars (Note 2d)) (in Dollars) | $		45
Computers [Member]
Cost
Cost, Beginning Balance	359		295
Additions during the year	15		64
Deductions during the year	(5)
Cost, Ending Balance	369		359
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	261		182
Additions during the year:	61		79
Deductions during the year	(3)
Accumulated Depreciation, Ending Balance	319		261
Depreciated cost	₪ 50		₪ 98
Depreciated cost (convenience translation into U.S. dollars (Note 2d)) (in Dollars) | $		$ 15